Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.33		$ 0.18
Dividends paid on ordinary shares	$ 6,591		$ 3,576
Dividends recognised as distributions to owners	7,508	$ 2,473	4,497
Total coupons on capital securities classified as equity
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	542		626
Dividends to shareholders
Dividends Payable [Line Items]
Dividends recognised as distributions to owners	$ 7,133	$ 2,342	$ 4,202
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.23		$ 0.18
Dividends paid on ordinary shares	$ 4,590		$ 3,576
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.10		$ 0
Dividends paid on ordinary shares	$ 2,001		$ 0